Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk Management and Financial Instruments [Line Items]
Percentage of VaR	99.00%
Purchase of cattle	$ 35,600,000	$ 32,900,000
Securities pledged as commodities and futures	$ 13,575	15,416
Bottom of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes	25.00%
Top of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes	50.00%
JBS USA and Its Subsidiaries [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 67,335	99,288
Direct Subsidiary Seara Alimentos [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 51,751	$ 15,505